Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents
21 Cash and cash equivalents

	2022 £m	2021 £m
Cash and bank balances	3,116	2,529
Cash equivalents	330	280
	3,446	2,809
The carrying value of cash and cash equivalents approximates their fair value.
Cash and cash equivalents are denominated in the functional currency of the subsidiary undertaking or other currencies as shown below:

	2022 £m	2021 £m
Functional currency	2,979	2,422
U.S. dollar	207	170
Euro	129	92
Other currencies	131	125
	3,446	2,809
In the Group cash flow statement, net cash and cash equivalents are shown after deducting bank overdrafts and accrued interest where applicable, as follows:

	2022 £m	2021 £m
Cash and cash equivalents as above	3,446	2,809
Less overdrafts and accrued interest	(109)	(346)
Net cash and cash equivalents	3,337	2,463
Cash and cash equivalents also include £34 million (2021: £42 million) of cash that is held as a hedging instrument.
Restricted cash
Cash and cash equivalents include restricted amounts of £1,411 million (2021: £1,024 million) due to subsidiaries in CCAA protection (note 32), as well as £324 million (2021: £305 million) principally due to exchange control restriction